UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Apollo Medical Fund Management, LLC
Address:       68 Jane Street
               Suite 2E
               New York, NY  10014

Form 13F File Number:  028-13272

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Brandon Fradd
Title:         President and CEO
Phone:         212-741-1092

Signature, Place, and Date of Signing:

/s/ Brandon Fradd                New York, NY                  1/5/09
-------------------               -------------                ---------
  [Signature]                     [City, State]                [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                                TITLE OF      CUSIP       VALUE       SHARES     SH/ PUT/ INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                  CLASS                   (x$1000)      PRN  AMT   PRN CALL DSCRETN  MANAGERS   SOLE     SHARED   NONE
------------------------------------------------------------------- ----------------------------------------------------------------
ALPHATEC HOLDINGS INC           COM           02081G102      5,673     1,130,044     SH      SOLE      N/A   1,130,044
CYPRESS BIOSCIENCES INC         COM PAR $.02  232674507      9,229     1,288,991     SH      SOLE      N/A   1,288,991
DENDREON CORP                   COM           24823Q107      4,956     1,028,200    PUT      SOLE      N/A   1,028,200
ELAN CORP PLC-ADR               ADR           284131208     18,359       880,091     SH      SOLE      N/A     880,091
ELAN CORP PLC-ADR               ADR           284131208     29,229     1,401,200    PUT      SOLE      N/A   1,401,200
EMISPHERE TECHNOLOGIES INC      COM           291345106      2,391     1,431,621     SH      SOLE      N/A   1,431,621
INCYTE CORP                     COM           45337C102      1,702       161,916     SH      SOLE      N/A     161,916
INTROGEN THERAPEUTICS INC       COM           46119F107        509       163,797     SH      SOLE      N/A     163,797
MEDIVATION INC                  COM           58501N101      4,448       312,545     SH      SOLE      N/A     312,545
MYRIAD GENETICS INC             COM           62855J104     58,285     1,446,627     SH      SOLE      N/A   1,446,627
MYRIAD GENETICS INC             COM           62855J104      6,450       160,100    PUT      SOLE      N/A     160,100
PROGENICS PHARMACEUTICALS INC   COM           743187106      5,139       787,001     SH      SOLE      N/A     787,001
SUPERGEN INC                    COM           868059106      1,011       402,728     SH      SOLE      N/A     402,728

                                          13              147,381




                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         13
Form 13F Information Table Value Total:         147,381
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE